Note 36 - The Russia-Ukraine armed conflict and its impact on Tenaris’s operations (Details Textual) $ in Millions	1 Months Ended
Mar. 31, 2022 USD ($)
Russia | PAO Severstal [member]
Unusual or Infrequent Item 1 [line items]
Impairment loss on investment in joint venture	$ 14.9